Investments - Schedule of continuity of investments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Investments [Abstract]
Beginning balance	$ 981,736	$ 0
Additions	16,856,828	187,386
Unrealized gain (loss) on investments	(837,822)	794,350
Ending balance	$ 17,000,742	$ 981,736